Business segment information - Summary of sales and financial services revenue attributed to countries and areas based on location of external customers and non-current assets (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Disclosure of geographical areas [line items]
Sales and financial services revenue:	¥ 9,921,513	¥ 8,998,661
Non-current assets	4,271,687	3,528,286	¥ 3,351,553
Japan [Member]
Disclosure of geographical areas [line items]
Sales and financial services revenue:	2,764,321	2,965,936
Non-current assets	1,592,981	1,460,029	1,389,781
United States [Member]
Disclosure of geographical areas [line items]
Sales and financial services revenue:	2,766,021	2,147,686
Non-current assets	1,830,602	1,378,343	1,328,295
Europe [Member]
Disclosure of geographical areas [line items]
Sales and financial services revenue:	1,870,091	1,817,854
Non-current assets	565,044	459,201	410,989
China [Member]
Disclosure of geographical areas [line items]
Sales and financial services revenue:	771,006	762,766
Non-current assets	34,029	27,091	27,108
Asia Pacific [Member]
Disclosure of geographical areas [line items]
Sales and financial services revenue:	1,149,261	861,623
Non-current assets	158,030	148,467	151,108
Other Areas [Member]
Disclosure of geographical areas [line items]
Sales and financial services revenue:	600,813	442,796
Non-current assets	¥ 91,001	¥ 55,155	¥ 44,272